FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 17,471,693	R$ 21,349,105
Cash and cash equivalents and marketable securities | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	17,117,171	21,149,838
Cash and cash equivalents and marketable securities | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,173	2,282
Cash and cash equivalents and marketable securities | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	133,030	132,698
Cash and cash equivalents and marketable securities | brAA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	47
Cash and cash equivalents and marketable securities | brA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	352	313
Cash and cash equivalents and marketable securities | brA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	17,595
Cash and cash equivalents and marketable securities | brBB+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		2
Cash and cash equivalents and marketable securities | brBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2,897	22,824
Cash and cash equivalents and marketable securities | Others
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	199,428	41,148
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	4,833,330	1,413,975
Derivative financial instruments | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	47,681	57,193
Derivative financial instruments | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,149,694	8,318
Derivative financial instruments | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,485,424	601,475
Derivative financial instruments | A-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,095	10,677
Derivative financial instruments | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,418,968	576,195
Derivative financial instruments | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		41,321
Derivative financial instruments | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 730,468	R$ 118,796